WEBs ETF Trust

WEBs Defined Volatility XLK ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.8%
United States – 48.8%
Technology Select Sector SPDR Fund	477	$125,326
TOTAL EXCHANGE-TRADED FUNDS (Cost - $123,451)		125,326

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 49.2%
Time Deposits – 49.2%
Sumitomo Mitsui Trust Bank, Tokyo, 3.68% 08/01/2025	$126,496	126,496
TOTAL SHORT-TERM INVESTMENTS (Cost - $126,496)		126,496

TOTAL INVESTMENTS – 98.0% (Cost - $249,947)		251,822
OTHER ASSETS LESS LIABILITIES – 2.0%		5,137
NET ASSETS – 100.0%		$256,959

TOTAL RETURN SWAPS

						Value and
Counterparty &	Rate		Current			Unrealized
Reference	Paid/	Payment	Notional		Maturity	Appreciation/
Instrument	Received	Frequency	(000)		Date	(Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Technology Select Sector SPDR Fund	USONFFE + 1.00%	Monthly	USD	376	08/25/2026	$5,190

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate